Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0002101411
Registrant Name	WISeSat.Space Holdings Corp.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A